Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2017
Voyage Expenses and Vessel Operating Expenses [Abstract]
Voyage Expenses and Vessel Operating Expenses

10. Voyage Expenses and Vessel Operating Expenses

Voyage expenses and vessel operating expenses consist of the following:

	For the years ended December 31,
	2017	2016	2015
Voyage expenses:
Commissions	$4,440	$4,816	$4,421
Bunkers	4,726	2,601	1,753
Port expenses	3,593	892	259
Other	2,406	1,971	457
Total	$15,165	$10,280	$6,890
Vessel operating expenses:
Crew costs and related costs	$43,699	$37,342	$31,788
Insurance expense	5,035	5,772	5,004
Spares, repairs, maintenance and other expenses	12,731	11,688	11,521
Stores and lubricants	7,937	8,203	7,790
Management fees (Note 4)	11,491	10,661	11,219
Vetting, insurances, spares and repairs (Note 4)	138	205	489
Other operating expenses	5,114	3,632	2,522
Total	$86,145	$77,503	$70,333